Operating leases as lessor (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Minimum Lease Payments to be Received

At December 31, 2014, scheduled minimum rental payments to be received for buildings leased to others were:

Years ending December 31,	Minimum rental received
2015	$2,772
2016	2,772
2017	924

Total	$6,468

Namtai Shenzhen
Schedule of Minimum Lease Payments to be Received

The minimum lease payments to be received in the next three years consist of the following:

Years ending December 31,	Minimum lease payments
2015	$2,772
2016	2,772
2017	924

Total minimum lease payments to be received	$6,468